Cash and Cash Equivalents - Cash and cash equivalents (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash in bank		$ 236.8	$ 260.2
Money market funds		106.7	30.0
Short-term bank deposits		28.1	29.8
Other		0.0	0.1
Total	[1]	$ 371.6	$ 320.1	$ 302.7	$ 386.2

[1]	The notes are an integral part of these consolidated financial statements.